FINANCIAL INSTRUMENTS Gain (Loss) from Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) from Components Excluded from Assessment of Cash Flow Hedge Effectiveness, Net	$ 0		$ 0		$ 0
Foreign Currency Transaction Gain (Loss), Realized	(129)		5		(40)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(123)	[1]	6	[1]	188	[1]
Amount of Gain (Loss) Recognized in Income	105	[2]	33	[2]	(27)	[2]
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(123)	[1]	6	[1]	188	[1]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	30	[2],[3]	(34)	[2],[3]	(8)	[2],[3]
Amount of Gain (Loss) Recognized in Income	135	[2]	(1)	[2]	(35)	[2]
Cost of Goods Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Fair Value Hedge Ineffectiveness	1		3		2
Foreign Exchange Contract [Member] | Other Expense [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	41	[2],[3]	(21)	[2],[3]	(9)	[2],[3]
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Cash Flow Hedge Ineffectiveness	0		1		0
Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Cash Flow Hedge Ineffectiveness	4
Gain on Cash Flow Hedge Ineffectiveness			1		2
Commodity Contract [Member] | Cost of Goods Sold [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(2)	[2],[3]	(19)	[2],[3]	(1)	[2],[3]
Commodity Contract [Member] | Sales [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(9)	[2],[3]	6	[2],[3]	2	[2],[3]
Fair Value Hedging [Member] | Commodity Contract [Member] | Cost of Goods Sold [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	0	[2],[4]	(29)	[2],[4]	(20)	[2],[4]
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member] | Cost of Goods Sold [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(5)	[1]	13	[1]	(20)	[1]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	4	[2]	6	[2]	5	[2]
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member] | Sales [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	5	[1]	2	[1]	(16)	[1]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	[2]	(4)	[2]	(12)	[2]
Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Interest Expense [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	0	[1],[5]	(73)	[1],[5]	(4)	[1],[5]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(12)	[2],[5]	(9)	[2],[5]	(7)	[2],[5]
Cash Flow Hedging [Member] | Commodity Contract [Member] | Cost of Goods Sold [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(123)	[1],[6]	64	[1],[6]	228	[1],[6]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 113	[2],[6]	$ 69	[2],[6]	$ 7	[2],[6]

[1]	Accumulated Other Comprehensive Loss (AOCL).
[2]	For derivatives designated as cash flow hedges under the Derivatives and Hedging topic of the ASC, this represents the effective portion of the gain (loss) reclassified from AOCL into income during the period.
[3]	Gain or loss on foreign exchange contracts not designated as hedges was offset by a foreign currency transaction loss of $129 million, a gain of $5 million and a loss of $40 million during fiscal years 2013, 2012 and 2011, respectively.
[4]	Loss on fair value hedges includes a loss of less than $1 million, $3 million and $2 million from ineffectiveness for fiscal years 2013, 2012 and 2011, respectively.
[5]	Loss on interest rate contract cash flow hedges includes a loss of $1 million from ineffectiveness for fiscal year 2012. There was no ineffectiveness on interest rate contract cash flow hedges during fiscal years 2013 or 2011. No amounts were excluded from the assessment of hedge effectiveness during fiscal years 2013, 2012 or 2011.
[6]	Gain on commodity cash flow hedges includes a loss of $4 million, a gain of less than $1 million and a gain of $2 million from ineffectiveness for fiscal years 2013, 2012 and 2011, respectively. Additionally, the gain on commodity cash flow hedges includes a loss from discontinued hedges of $2 million for fiscal year 2012. There were no hedges discontinued in fiscal years 2013 or 2011.